Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Issued share capital [member]		Share premium account [member]		Treasury Shares/Own Shares [member]		Other reserves [member]		Foreign currency translation reserve [member]		Retained earnings [member]		Total [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2017	[1]	$ 17,961		$ 351		$ 7,350		$ (18)		$ 369		$ (221)		$ 9,546		$ 17,377		$ 584
Group profit for the financial year	[1]	2,889												2,884		2,884		5
Other comprehensive income	[1]	(499)										(438)		(33)		(471)		(28)
Total comprehensive income for the financial year	[1]	2,390										(438)		2,851		2,413		(23)
Issue of share capital	[1]	75		1		74										75
Share-based payment expense	[1]	79								79						79
Shares acquired by CRH plc (Treasury Shares)	[1]	(917)						(917)								(917)
Treasury Shares/own shares reissued	[1]							19						(19)
Shares acquired by Employee Benefit Trust (own shares)	[1]	(4)						(4)						0		(4)
Shares distributed under the Performance Share Plan Awards	[1]			1		69				(70)
Tax relating to share-based payment expense	[1]	(3)												(3)		(3)
Share option exercises	[1]	10												10		10
Dividends	[1]	(694)												(680)		(680)		(14)
Non-controlling interests arising on acquisition of subsidiaries	[1]	55																55
Ending balance at Dec. 31, 2018	[1]	18,952		353		7,493		(920)		378		(659)		11,705		18,350		602
Group profit for the financial year	[1]	1,738												1,717		1,717		21
Other comprehensive income	[1]	472										457				457		15
Total comprehensive income for the financial year	[1]	2,210										457		1,717		2,174		36
Share-based payment expense	[1]	86						0		86						86
Shares acquired by CRH plc (Treasury Shares)	[1]	(886)						(886)								(886)
Treasury Shares/own shares reissued	[1]							42						(42)
Shares acquired by Employee Benefit Trust (own shares)	[1]	(68)						(68)								(68)
Shares distributed under the Performance Share Plan Awards	[1]							70		(70)
Cancellation of Treasury Shares	[1]			(17)				1,402		17				(1,402)
Tax relating to share-based payment expense	[1]	11												11		11
Share option exercises	[1]	22												22		22
Dividends	[1]	(663)												(652)		(652)		(11)
Disposal of non-controlling interests	[1]	(9)																(9)
Non-controlling interests arising on acquisition of subsidiaries	[1]	1																1
Transactions involving non-controlling interests	[1]	(21)												(9)		(9)		(12)
Ending balance at Dec. 31, 2019		19,635	[2]	336	[1]	7,493	[1]	(360)	[1]	411	[1]	(202)	[1]	11,350	[1]	19,028	[1]	607	[1]
Group profit for the financial year		1,165												1,122		1,122		43
Other comprehensive income		425										408		(15)		393		32
Total comprehensive income for the financial year		1,590										408		1,107		1,515		75
Share-based payment expense		96								96						96
Shares acquired by CRH plc (Treasury Shares)		(220)						(220)								(220)
Treasury Shares/own shares reissued								8						(8)
Shares acquired by Employee Benefit Trust (own shares)		(29)						(29)								(29)
Shares distributed under the Performance Share Plan Awards								65		(65)
Cancellation of Treasury Shares				(2)				150		2				(150)
Tax relating to share-based payment expense		1												1		1
Share option exercises		6												6		6
Dividends		(725)												(710)		(710)		(15)
Disposal of non-controlling interests		(6)																(6)
Transactions involving non-controlling interests														(31)		(31)		31
Ending balance at Dec. 31, 2020		$ 20,348		$ 334		$ 7,493		$ (386)		$ 444		$ 206		$ 11,565		$ 19,656		$ 692

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.